Loan to Third Party	12 Months Ended
Mar. 31, 2026
Loan to Third Party [Abstract]
Loan to third party

Note 11 — Loan to third party

Loan to third party consist of the following:

Name of third party*	Maturities	Interest Rate	As of March 31, 2026	As of March 31, 2025

2Game LLC	Amount to be due on September 30, 2026	10% started from April 1, 2025	678,204	382,024
Total			$678,204	$382,024

2Game LLC is an e-sports company engaged in digital gaming and online tournament operations. In order to promote 2Game’s platform and create potential business synergies between both parties, the Company provided a loan to 2Game LLC.